Financial Assets At Fair Value Through Profit Or Loss And Stock Loan - Summary of financial assets at fair value through profit or loss and stock loan (Detail) - HKD ($)	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value through profit or loss and stock loan [Line Items]
Financial assets at fair value through profit or loss	$ 2,574,695,685	$ 1,377,856,715
Stock loan	211,331,400	878,483,400
Financial assets	2,786,027,085	2,256,340,115
Listed equity shares, at quoted price [Abstract]
Listed equity shares, at quoted price	1,055,407,260	1,001,399,213
Fair value of investments in unlisted equity shares [Abstract]
Unlisted equity shares	1,730,619,825	1,192,420,965
Unlisted equity linked notes [Abstract]
Unlisted equity linked note		62,519,937
Financial assets at fair value through profit or loss and stock loan	2,786,027,085	2,256,340,115
Investment A [member]
Listed equity shares, at quoted price [Abstract]
Listed equity shares, at quoted price	1,055,407,260	1,001,399,213
Investment B [member]
Fair value of investments in unlisted equity shares [Abstract]
Unlisted equity shares	86,195,893	85,706,112
Investment C [member]
Fair value of investments in unlisted equity shares [Abstract]
Unlisted equity shares	21,954,381	24,111,436
Investment D [member]
Fair value of investments in unlisted equity shares [Abstract]
Unlisted equity shares		190,038,137
Investment E [member]
Fair value of investments in unlisted equity shares [Abstract]
Unlisted equity shares	1,120,244,487	892,565,280
Investment F [member]
Unlisted equity linked notes [Abstract]
Unlisted equity linked note	9,979,264
Investment G [Member]
Fair value of investments in unlisted equity shares [Abstract]
Unlisted equity shares	480,700,000
Investment H [Member]
Fair value of investments in unlisted equity shares [Abstract]
Unlisted equity shares	$ 11,545,800
Investment I [Member]
Fair value of investments in unlisted debt securities [Abstract]
Unlisted debt securities		$ 62,519,937